Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Carrying value long-term debt	$ 1,745.8	$ 1,618.8
Principal Outstanding	1,807.4	1,690.0
Deferred finance charges	(37.9)	(40.5)
Debt discount	(27.3)	(30.7)
Debt premium	3.6	0.0
2028 Notes
Debt Instrument [Line Items]
Carrying value long-term debt	912.5	950.0
2030 Notes
Debt Instrument [Line Items]
Carrying value long-term debt	477.5	490.0
Convertible Bonds
Debt Instrument [Line Items]
Carrying value long-term debt	239.4	250.0
Additional 2028 Notes
Debt Instrument [Line Items]
Carrying value long-term debt	178.0	$ 0.0
Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150.0